UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22882

BMO LGM Frontier Markets Equity Fund

(Exact name of registrant as specified in charter)

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

John M. Blaser

BMO Asset Management Corp.

111 East Kilbourn Avenue, Suite 200

Milwaukee, WI 53202

(Name and address of agent for service)

Copies to:

Michael P. O'Hare, Esq.

Stradley, Ronon, Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 236-3863

Date of fiscal year end: August 31

Date of reporting period: February 29, 2020

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Act").

BMO Funds	February 29, 2020

Semi-Annual report

LGM Frontier Markets Equity Fund

Notification of electronic delivery of shareholder materials

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your broker/dealer, investment professional, or financial institution. Instead, the reports will be made available online at bmofunds.com/documents, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by calling 1-800-236-FUND (3863), by sending an email request to bmofundsus.services@bmo.com, or by asking your broker/dealer, investment professional, or financial institution.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call the Fund toll-free at 1-800-236-FUND (3863) or send an email request to bmofundsus.services@bmo.com. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Not FDIC Insured	No Bank Guarantee	May Lose Value

Expense Example (Unaudited)

For the Six Months Ended February 29, 2020

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended February 29, 2020 (9/1/19-2/29/20).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Actual Expenses		Hypothetical Expenses
Beginning account value 9/1/19	Ending account value 2/29/20	Expenses paid during period 9/1/19- 2/29/20(1)	Ending account value 2/29/20	Expenses paid during period 9/1/19- 2/29/20(1)	Annualized Expense Ratio(1)
$1,000.00	$966.40	$9.63	$1,015.10	$9.87	1.97%

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period September 1, 2019 through February 29, 2020, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). These expenses and ratios are exclusive of acquired fund fees and expenses.

Schedule of Investments	BMO LGM Frontier Markets Equity Fund

Description	Shares	Value
Common Stocks — 91.7%

Argentina — 2.1%
Despegar.com Corp. (1) (2)	171,000	$2,050,290

Botswana — 1.1%
Letshego Holdings, Ltd.	13,763,348	1,108,018

Colombia — 1.3%
Bolsa de Valores de Colombia	448,275	1,319,655

Costa Rica — 3.3%
Florida Ice & Farm Co. SA	2,713,131	3,268,028

Croatia — 0.0%
Ledo DD (1)	632	—

Egypt — 14.2%
Alexandria Containers & Goods	294,710	165,147
Commercial International Bank Egypt SAE, GDR	1,096,206	5,377,381
Eastern Co. SAE	9,196,636	8,375,587

		13,918,115

Georgia — 5.6%
Bank of Georgia Group PLC	171,884	3,745,094
Georgia Capital PLC (1)	189,880	1,642,725
Georgia Healthcare Group PLC (2) (3)	96,457	144,901

		5,532,720

Ghana — 0.5%
FAN Milk, Ltd. (1)	355,900	267,995
Unilever Ghana, Ltd.	90,900	235,112

		503,107

Kenya — 4.6%
ABSA Bank Kenya PLC	8,902,200	1,111,966
British American Tobacco Kenya, Ltd.	253,693	1,199,605
East African Breweries, Ltd.	1,151,400	2,207,183
Uchumi Supermarkets PLC (1)	595,500	1,820

		4,520,574

Kuwait — 1.2%
Humansoft Holding Co. KSC	111,364	1,150,409

Mauritius — 2.7%
MCB Group, Ltd.	302,910	2,660,156

Nigeria — 4.0%
Guaranty Trust Bank PLC	45,439,197	2,955,304
Guaranty Trust Bank PLC, GDR	245,000	950,600

		3,905,904

Pakistan — 7.0%
Abbott Laboratories Pakistan, Ltd.	515,345	1,239,874
United Bank, Ltd.	5,181,400	5,591,274

		6,831,148

Peru — 7.3%
Alicorp SAA	2,332,353	5,736,402
Credicorp, Ltd.	7,766	1,407,743

		7,144,145

Puerto Rico — 4.2%
EVERTEC, Inc.	138,000	4,095,840

Senegal — 5.3%
Sonatel SA	207,858	5,245,504

Description	Shares or Participation Units	Value
Common Stocks (continued)

South Africa — 2.8%
Famous Brands, Ltd.	773,729	$2,746,640
Old Mutual, Ltd.	10,455	28,270

		2,774,910

Sri Lanka — 2.0%
Ceylon Tobacco Co. PLC	197,692	1,206,887
Commercial Bank of Ceylon PLC	1,609,046	760,853

		1,967,740

Tanzania (United Republic Of) — 3.5%
Tanzania Breweries, Ltd.	758,457	3,423,591

Tunisia — 0.7%
Delice Holding	148,095	651,036

Turkey — 6.0%
Coca-Cola Icecek AS	811,163	5,913,229

United Arab Emirates — 2.9%
Aramex PJSC	3,218,511	2,836,625

United Kingdom — 1.1%
ASA International Group PLC (3)	320,630	1,064,007

United States — 2.5%
PriceSmart, Inc. (2)	44,216	2,462,389

Vietnam — 5.6%
Mobile World Investment Corp.	105,000	480,132
Phu Nhuan Jewelry JSC	620,080	2,175,290
Vietnam Dairy Products JSC	625,119	2,808,284

		5,463,706

Zimbabwe — 0.2%
Delta Corp., Ltd. (4)	1,600,179	157,184

Total Common Stocks (identified cost $102,893,443)		89,968,030

Participation Notes — 5.7%

United Kingdom — 5.7%
Humansoft Holding Co. KSC, Issued by HSBC Bank PLC, Maturity Date 8/03/2020 (5)	540,457	5,634,176

Total Participation Notes (identified cost $5,667,008)		5,634,176

Short-Term Investments — 4.2%

Collateral Investment for Securities on Loan — 2.5%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (6) (7)	2,468,743	2,468,743

Mutual Funds — 1.7%
BMO Institutional Prime Money Market Fund — Premier Class, 1.550% (6)	1,692,053	1,692,222

Total Short-Term Investments (identified cost $4,160,964)		4,160,965

Total Investments — 101.6% (identified cost $112,721,415)		99,763,171
Other Assets and Liabilities — (1.6)%		(1,589,310)

Total Net Assets — 100.0%		$98,173,861

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

February 29, 2020 (Unaudited)

Schedule of Investments

Industry Allocation as of February 29, 2020
Industry	Value	% of Total Net Assets
Agriculture	$10,782,079	10.9%
Banks	24,560,371	25.0
Beverages	15,463,067	15.8
Commercial Services	5,626,262	5.7
Diversified Financial Services	3,491,680	3.5
Food	8,814,501	9.1
Holding Companies-Diversified	157,184	0.2
Insurance	28,270	0.0
Internet	2,050,290	2.1
Investment Companies	1,642,725	1.7
Pharmaceuticals	1,239,874	1.3
Retail	7,864,451	8.0
Telecommunications	5,245,504	5.3
Transportation	3,001,772	3.1

Total Common Stocks	89,968,030	91.7
Participation Notes	5,634,176	5.7
Collateral Investment for Securities on Loan	2,468,743	2.5
Mutual Funds	1,692,222	1.7

Total Investments	99,763,171	101.6
Other Assets and Liabilities	(1,589,310)	(1.6)

Net Assets	$98,173,861	100.0%

Notes to Schedule of Investments (unaudited)

The categories of investments are shown as a percentage of total net assets for the Fund as of February 29, 2020.

(1)	Non-income producing.
(2)	Certain shares or principal amounts are temporarily on loan to unaffiliated brokers-dealers.
(3)	Denotes a restricted security which is subject to restrictions on resale under federal securities laws.
(4)

At February 29, 2020, the Fund held fair valued securities valued at $157,184 representing 0.2% of net assets. The securities have been fair valued as determined in good faith under procedures established by and under general supervision of the Fund’s Trustees.

(5)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or marked.
(6)	Denotes an investment in an affiliated entity. Please refer to Note 5, subsection Investments in Affiliated Issuers, in the Notes to Financial Statements.
(7)	Please refer to Note 2, subsection Securities Lending, in the Notes to Financial Statements.

The following acronyms may be referenced throughout this report:

ADR	— American Depository Receipt
FDIC	— Federal Depository Insurance Corporation
GDR	— Global Depository Receipt
LLC	— Limited Liability Corporation
PLC	— Public Limited Company

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Statement of Assets and Liabilities	BMO LGM Frontier Markets Equity Fund

Assets:
Investments in unaffiliated issuers, at value	$98,070,949	(1)
Cash sweep investments in affiliated issuers, at value	1,692,222
Cash denominated in foreign currencies	991,444	(2)
Dividends and interest receivable	58,190
Receivable for investments sold	11,740
Prepaid expenses and other receivables	43,386

Total assets	100,867,931

Liabilities:
Payable for return of securities lending collateral	2,468,743
Payable for foreign tax expense	10,018
Payable to affiliates, net (Note 5)	105,620
Other liabilities	109,689

Total liabilities	2,694,070

Total net assets	$98,173,861

Net assets consist of:
Paid-in capital	$123,180,738
Accumulated loss	(25,006,877)

Total net assets	$98,173,861

Net asset value, offering price and redemption proceeds per institutional class of shares (unlimited shares authorized, no par value)	$7.89

Total institutional class of shares outstanding	12,445,896

Investments, at cost:
Investments in unaffiliated issuers	$111,029,193
Cash sweep investments in affiliated issuers	1,692,222

Total investments, at cost	$112,721,415

(1)	Including $2,277,106 of securities on loan.
(2)	Identified cost of cash denominated in foreign currencies is $998,605.

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Statement of Operations	BMO LGM Frontier Markets Equity Fund

Investment Income:
Dividend income from:
Unaffiliated issuers	$1,385,156	(1)
Affiliated issuers	54,236
Net securities lending income from affiliated issuers (Note 2)	1,559

Total income	1,440,951

Expenses:
Investment advisory fees (Note 5)	819,962
Administration fees (Note 5)	84,253
Portfolio accounting fees	3,308
Recordkeeping fees	26,222
Custodian fees	172,569
Registration fees	15,573
Professional fees	14,018
Printing and postage	8,441
Trustees’ fees	7,967
Miscellaneous	4,472

Total expenses	1,156,785

Deduct:
Expense waivers (Note 5)	(52,092)

Net expenses	1,104,693

Net investment income	336,258

Realized and unrealized loss on Investments and foreign currency
Net realized loss on transactions from:
Investments in unaffiliated issuers	(6,085,538	)(2)
Investments in affiliated issuers	(130)
Foreign currency transactions	(25,143)

Total net realized loss	(6,110,811)
Net change in unrealized appreciation/depreciation on:
Investments in unaffiliated issuers	2,562,300
Investments in affiliated issuers	(411)
Foreign currency transactions	(7,860)

Total net change in unrealized appreciation/depreciation	2,554,029

Net realized and unrealized loss	(3,556,782)

Change in net assets resulting from operations	$(3,220,524)

(1)	Net of foreign taxes withheld of $183,575.
(2)	Net of foreign taxes withheld of $6,261, all of which is related to appreciated investments held at period end.

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Statements of Changes in Net Assets	BMO LGM Frontier Markets Equity Fund

	Six Months Ended February 29, 2020 (Unaudited)	Year Ended August 31, 2019
Change in net assets resulting from:

Operations:
Net investment income	$336,258	$2,333,936
Net realized loss on investments	(6,110,811)	(4,176,918)
Net change in unrealized appreciation/depreciation on investments	2,554,029	(20,759,077)

Change in net assets resulting from operations	(3,220,524)	(22,602,059)

Distributions to shareholders:
Net investment income and net realized gain	(2,182,263)	(2,706,754)

Change in net assets resulting from distributions to shareholders	(2,182,263)	(2,706,754)

Capital stock transactions:
Proceeds from sale of shares	10,000	25,000,000
Net asset value of shares issued to shareholders in payment of distributions declared	2,160,028	2,641,790
Cost of shares redeemed	(17,251,628)	(2,839,549)
Repurchase fees	328,745	55,740

Change in net assets resulting from capital stock transactions	(14,752,855)	24,857,981

Change in net assets	(20,155,642)	(450,832)

Net assets:
Beginning of period	118,329,503	118,780,335

End of period	$98,173,861	$118,329,503

Capital stock transactions in shares:
Sale of shares	1,196	2,532,928
Shares issued to shareholders in payment of distributions declared	262,458	283,150
Shares redeemed	(2,039,347)	(297,191)

Net change resulting from fund share transactions in shares	(1,775,693)	2,518,887

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

Financial Highlights (For a share outstanding throughout the period)	BMO LGM Frontier Markets Equity Fund

Period Ended August 31,	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions to shareholders from net investment income	Distributions to shareholders from net realized gain	Total distributions	Repurchase fees		Net asset value, end of period	Total return (2)(3)	Ratios to Average Net Assets(1)			Net assets, end of period (000 omitted)	Portfolio turnover rate (3)
												Gross Expenses	Net Expenses (4)	Net investment income (4)
2020 (5)	$8.32	$0.02	$(0.29)	$(0.27)	$(0.16)	$—	$(0.16)	$0.03		$7.89	(3.36)%	2.06%	1.97%	0.60%	$98,174	1%
2019	10.15	0.12	(1.76)	(1.64)	(0.19)	—	(0.19)	0.00	(6)	8.32	(16.34)	2.29	2.00	1.80	118,330	9
2018	10.14	0.16	(0.10)	0.06	(0.05)	—	(0.05)	0.00	(6)	10.15	0.53	2.39	2.00	1.49	118,780	17
2017	9.21	0.07	0.92	0.99	(0.07)	—	(0.07)	0.01		10.14	10.97	2.56	2.00	0.92	105,205	23
2016	8.44	0.09	0.79	0.88	(0.13)	—	(0.13)	0.02		9.21	10.89	2.82	2.00	1.74	72,127	24
2015	10.46	0.18	(2.03)	(1.85)	(0.16)	(0.06)	(0.22)	0.05		8.44	(17.34)	2.88	2.00	1.94	33,502	31

(1)	Annualized for periods less than one year.
(2)	Based on net asset value as of end of period date.
(3)	Not annualized for periods less than one year.
(4)	The contractual and voluntary expense waivers pursuant to Note 5 of the financial statements are reflected in both the net expense and net investment income ratios.
(5)	For the six months ended February 29, 2020 (Unaudited).
(6)	Repurchase fees consisted of per share amounts less than $0.01.

(See Notes to Schedules of Investments and Notes to Financial Statements, which are an integral part of the Financial Statements)

February 29, 2020 (Unaudited)

Notes to Financial Statements	BMO LGM Frontier Markets Equity Fund

1.	Organization

BMO LGM Frontier Markets Equity Fund (the “Fund”) was established as a Delaware statutory trust on July 3, 2013 with an inception date of December 18, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a non-diversified, closed-end management investment company that operates as an “Interval Fund” under the Investment Company Act of 1940 (the “1940 Act”), as amended. An Interval Fund continuously offers its shares to the public, but only offers to repurchase its shares at predetermined intervals. The Fund has set quarterly repurchase intervals.

The Fund’s investment objective is to provide capital appreciation. The Fund invests at least 80% of its assets in equity securities of foreign companies located in frontier markets or whose primary business activities or principal trading markets are in frontier markets. Frontier markets are considered to be those markets in any country that is included in the Morgan Stanley Capital International (“MSCI”) Frontier Markets Index, certain countries in the MSCI Emerging Markets Index, and certain other countries that are not included in those indices, as described in the Fund’s Prospectus.

2.	Significant Accounting Policies

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

Investment Valuations—Listed equity securities are valued each trading day at the last sale price or official closing price reported on a national securities exchange, including NASDAQ. Securities listed on a foreign exchange are valued each trading day at the last closing price on the principal exchange on which they are traded immediately prior to the time for determination of Net Asset Value (“NAV”) or at fair value as discussed below. Equity securities without a reported trade, U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities with maturities of 60 days or more, unlisted securities, and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Fixed income securities that are not exchange traded are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Fixed income securities with remaining maturities of 60 days or less at the time of purchase and of sufficient credit quality are valued at amortized cost, which approximates fair value. Investments in open-end registered investment companies are valued at net asset value.

Securities or other assets for which market valuations are not readily available, or are deemed to be inaccurate, are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the “Trustees”). The Trustees have established a Pricing Committee, which is responsible for determinations of fair value, subject to the supervision of the Trustees. In determining fair value, the Pricing Committee takes into account all information available and any factors it deems appropriate. Consequently, the price of securities used by the Fund to calculate its NAV may differ from quoted or published prices for the same securities. Fair value pricing involves subjective judgments; it is possible that the fair value determined for a security is materially different than the value that would be realized upon the sale of that security and the differences may be material to the NAV of the Fund or the financial statements presented.

Securities held in the Fund may be listed on foreign exchanges that do not value their listed securities at the same time the Fund calculates its NAV. Most foreign markets close well before the Fund values its securities, generally 3:00 p.m. (Central Time). The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim.

The Pricing Committee may determine that a security needs to be fair valued if, among other things, it believes the value of the security might have been materially affected by events occurring after the close of the market in which the security was principally traded, but before the time for determination of the NAV (“a subsequent event”). A subsequent event might include a company-specific development (for example, announcement of a merger that is made after the close of the foreign market), a development that might affect an entire market or region (for example, weather related events) or a potentially global development (such as a terrorist attack that may be expected to have an effect on investor expectations worldwide). The Fund has retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate a fair value.

Investment Income, Expenses, and Distributions—Interest income and expenses are accrued daily. The Fund distributes net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. Dividend income, realized gain distributions from underlying funds, and distributions to shareholders are recorded on the ex-dividend date except in the case of certain foreign securities, in which dividends are recorded as soon after the ex-dividend date as the Fund’s information agents become aware of such dividends. Non-cash dividends included in dividend income, if any, are recorded at fair market value. Paid-in-kind interest included in interest income, if any, is accrued daily.

Foreign Currency Translation—The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against

Notes to Financial Statements (continued)

U.S. dollars on the date of valuation. Purchases and sales of securities, income, and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The effect of changes in foreign exchange rates on realized and unrealized gains or losses on securities is reflected as a component of such gains or losses.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Foreign Exchange Contracts—The Fund may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are marked-to-market daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Restricted Securities—Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith using methods approved by the Trustees.

Securities Lending—The Fund participates in a securities lending program, providing for the lending of equity securities to qualified brokers, in exchange for the opportunity to earn additional income for participating. State Street Bank & Trust Company serves as the securities lending agent. The Fund receives cash as collateral in return for the securities and records a corresponding payable for collateral due to the respective broker. The amount of cash collateral received is maintained at a minimum level of 100% of the prior day’s fair value on securities and accrued interest loaned, and reinvested in the BMO Institutional Prime Money Market Fund. The valuation of collateral is discussed in “Investment Valuations” above. When the Fund lends its portfolio securities, it is subject to the risk that it may not be able to get the portfolio securities back from the borrower on a timely basis, in which case the Fund may lose certain investment opportunities. The Fund also is subject to the risks associated with the investments of cash collateral received from the borrower. Cash collateral received as part of the Fund’s securities lending program invested in the BMO Institutional Prime Money Market Fund as of February 29, 2020 was $2,468,743. The value of securities loaned at February 29, 2020 was $2,277,106.

Federal Income Taxes—The policies and procedures of the Fund require compliance with Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and distribution to shareholders each year of substantially all of its income. Accordingly, no provision for federal tax are necessary. Withholding taxes on foreign dividends and unrealized appreciation on investments have been provided for in accordance with the applicable country’s tax rules and rates.

Commitments and Contingencies—In the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Other—Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on the basis of specific security lot identification.

3.	Fair Value Measurement

Fair Valuation Measurement defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and requires disclosure about fair value measurements. It establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting issuer (observable inputs), and (2) the reporting issuer’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). It also provides guidance on determining when a significant decrease occurs in the trade volume and/or frequency for an asset, or when a transaction is not orderly, and how that information must be incorporated into fair value measurement.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820) — Disclosures Framework — Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 effective with the current reporting period as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement

BMO LGM Frontier Markets Equity Fund

disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Various inputs are used in determining the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. These inputs are summarized in the three broad levels listed below:

Level 1—quoted prices in active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common and preferred stocks, options and futures contracts, and U.S. registered mutual funds are generally categorized as Level 1.

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Fixed income securities, repurchase agreements and securities valued by an independent fair value pricing service are generally categorized as Level 2.

Level 3—significant unobservable inputs, including management’s own assumptions in determining the fair value of investments.

For the period ended February 29, 2020, the Fund had no investments in private investment funds, and there were no investments excluded from the fair value hierarchy.

The following is a summary of the inputs used, as of February 29, 2020, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$2,050,290	$—	$—	$2,050,290
Botswana	1,108,018	—	—	1,108,018
Colombia	1,319,655	—	—	1,319,655
Costa Rica	3,268,028	—	—	3,268,028
Egypt	—	13,918,115	—	13,918,115
Georgia	—	5,532,720	—	5,532,720
Ghana	503,107	—	—	503,107
Kenya	—	4,520,574	—	4,520,574
Kuwait	—	1,150,409	—	1,150,409
Mauritius	—	2,660,156	—	2,660,156
Nigeria	950,600	2,955,304	—	3,905,904
Pakistan	—	6,831,148	—	6,831,148
Peru	7,144,145	—	—	7,144,145
Puerto Rico	4,095,840	—	—	4,095,840
Senegal	5,245,504	—	—	5,245,504
South Africa	—	2,774,910	—	2,774,910
Sri Lanka	—	1,967,740	—	1,967,740
Tanzania (United Republic Of)	3,423,591	—	—	3,423,591
Tunisia	—	651,036	—	651,036
Turkey	—	5,913,229	—	5,913,229
United Arab Emirates	—	2,836,625	—	2,836,625
United Kingdom	—	1,064,007	—	1,064,007
United States	2,462,389	—	—	2,462,389
Vietnam	—	5,463,706	—	5,463,706
Zimbabwe	—	—	157,184	157,184
Participation Notes	—	5,634,176	—	5,634,176
Short-Term Investments	4,160,965	—	—	4,160,965

Total	$35,732,132	$63,873,855	$157,184	$99,763,171

It is the Fund’s policy to recognize transfers between category levels at the end of the year. As described in Note 2, the Fund has retained an independent pricing service to fair value foreign equity securities for events occurring after the close of the market in which the security is principally traded. Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

4.	Capital Stock

The shares of beneficial interest of the Fund (the “Shares”) were continuously offered under Rule 415 under the Securities Act of 1933, as amended. The Fund had been closed to new investors and was re-opened to new investors on July 10, 2019. As of February 29, 2020, the Fund had registered a total of 18,200,000 shares with no par value. Investors may purchase shares each business day without any sales charge at a price equal to the NAV per share next determined after receipt of an order to purchase.

The Shares are not redeemable each business day, are not listed for trading on an exchange, and no secondary market currently exists for Fund shares.

Notes to Financial Statements (continued)

Repurchase Offer Policy—The Fund has a policy of making quarterly repurchase offers of between 5% and 25% of the Fund’s outstanding Shares (“Repurchase Offers”) pursuant to Rule 23c-3 of the 1940 Act. If shareholders tender more than the repurchase offer amount for any given Repurchase Offer, the Fund may repurchase up to an additional 2% of the outstanding Shares. If Fund shareholders tender more Shares than the amount of the repurchase offer, the Fund will repurchase the Shares on a pro rata basis, subject to limited exceptions. These periodic Repurchase Offers will be made in intervals of three calendar months with the repurchase pricing date occurring on the last business day of March, June, September and December. The maximum number of days between the repurchase request deadline and the repurchase pricing date shall be no more than 14 days (provided that if the 14th day of such period is not a business day, the repurchase pricing date shall occur on the next business day). A repurchase fee equal to 2% of the value of the Shares repurchased will be applied to offset repurchase expenses.

During the period ended February 29, 2020, the Fund had Repurchase Offers as follows:

Repurchase Date	Repurchase Offer Amount	% of Shares Tendered	Number of Shares Tendered
September 30, 2019	5%	2%	331,868
December 31, 2019	10	12	1,707,917

5.	Investment Adviser Fee and Other Transactions with Affiliates

General—Certain of the Officers and Trustees of the Fund are also Officers and Directors of one or more portfolios within the Fund complex, which are affiliates of the Fund. None of the Fund Officers or interested Trustees receives any compensation from the Fund. Certain Officers and Trustees of the Fund are also employees of the Adviser.

Investment Adviser Fee—The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser will provide general investment advisory services for the Fund. As compensation for its advisory services under the investment advisory agreement with the Fund, the Fund pays the Adviser, on a monthly basis, an annual management fee equal to 1.00% of the average daily net assets of the Fund, as of February 14, 2020. Prior to February 14, 2020 the rate was 1.50%. The Fund’s sub-adviser is LGM Investments Limited, an affiliate of the Adviser. It is the Adviser’s responsibility to supervise the sub-adviser and review the sub-adviser’s performance, subject to the oversight of the Trustees. The Adviser compensates the sub-adviser based on the level of average daily net assets of the Fund.

The Adviser has agreed to waive or reduce its investment advisory fee or reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding taxes, interest, brokerage commissions, other investment related costs, Acquired Fund Fees and Expenses and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.50% of the average daily net assets of the Fund, as of February 14, 2020. Prior to February 14, 2020 the rate was 2.00%. The Adviser may not terminate this arrangement prior to December 31, 2020 unless the investment advisory agreement is terminated. In addition, the Adviser may voluntarily waive any portion of its management fee for the Fund. Any such voluntary waiver by the Adviser may be terminated at any time in the Adviser’s sole discretion. Additionally, the agreement does not provide for recoupment by the Adviser of waived fees or reimbursed expenses.

Administration Fee—The fee paid by the Fund to the Adviser, as Administrator, is 0.15% of the Fund’s average daily net assets.

Investments in Affiliated Issuers—An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a BMO Fund. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of February 29, 2020 and may include acquisitions of new investments, prior period holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Depreciation	Net Realized Loss	Value, End of Period	Dividends Credited to Income
Cash Sweep Investment in BMO Institutional Prime Money Market Fund, Premier Class, 1.550%
	$6,644,906	$16,917,383	$21,869,526	$(411)	$(130)	$1,692,222	$54,236
Collateral Investment for Securities on Loan in BMO Institutional Prime Money Market Fund, Premier Class, 1.550%
	$2,145,290	$12,905,573	$12,582,120	$—	$—	$2,468,743	$1,559

Concentration of Shareholder—As of February 29, 2020, one shareholder held 43% of the outstanding shares of the Fund.

6.	Line of Credit

The Fund participated in a $25 million unsecured, committed revolving line of credit (“LOC”) agreement with State Street Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings currently are charged interest at a rate of the London Interbank Offering Rate (“LIBOR”) plus 1.25% and a commitment fee of 0.20% per annum on the daily unused portion with no administrative fee. No borrowings were outstanding under the LOC at February 29, 2020. For the period ended February 29, 2020, the average daily loan balance outstanding was $30,819 and the weighted average interest rate was 2.92%.

BMO LGM Frontier Markets Equity Fund

7.	Investment Transactions

Purchases and sales of investments, excluding short-term U.S. government securities and short-term obligations, for the period ended February 29, 2020, were $1,451,306 and $13,023,775, respectively.

8.	Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for net operating loss, foreign currency transactions, paydown gain or loss, market discount accretion, premium amortization, and expiring capital loss carryforwards.

To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statements of Assets and Liabilities based on their Federal tax basis treatment; temporary differences do not require reclassification and had no impact on the NAV of the Fund.

The Fund complied with FASB interpretation Accounting for Uncertainty in Income Taxes which provides guidance for how uncertain tax provisions should be recognized, measured, presented and disclosed in the financial statements. Accounting for Uncertainty in Income Taxes requires the affirmative evaluation of tax positions taken, or expected to be taken, in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not,” (i.e., greater than 50 percent) of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold may result in a tax benefit or expense in the current year.

Accounting for Uncertainty in Income Taxes requires management of the Fund to analyze all open tax years, as defined by the statutes of limitations, for all major jurisdictions, which includes federal and certain states. Open tax years are those that are open for exam by the taxing authorities (i.e., the last four tax years and the interim tax period since then). The Fund has no examinations in progress. For all open tax years and all major taxing jurisdictions through the end of the reporting period, management of the Fund reviewed all tax positions taken or expected to be taken in the preparation of the Fund’s tax returns and concluded that Accounting for Uncertainty in Income Taxes resulted in no effect on the Fund’s reported net assets or results of operations as of and during the period ended February 29, 2020. Management of the Funds also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months.

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable in part to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, unrealized foreign capital gains tax and foreign currency.

Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation for Federal Tax Purposes	Gross Unrealized Depreciation for Federal Tax Purposes	Net Unrealized Depreciation for Federal Tax Purposes
$112,721,415	$11,431,185	$(24,389,429)	$(12,958,244)

The tax character of distributions reported on the Statements of Changes in Net Assets for the years ended August 31, 2019 and August 31, 2018, were as follows:

2019			2018
Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gains
$2,706,754	$—	$—	$470,637	$—	$—

(1)	For tax purposes, short-term capital gain distributions are considered ordinary income.

As of August 31, 2019, the components of distributable earnings on a tax basis are as follows:

Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Other Adjustments	Unrealized Depreciation
$1,851,539	$—	$—	$(4,974,694)	$—	$(16,480,935)

As of August 31, 2019, the Fund had a non-expiring, short-term capital loss carry forward of $472,873 and long-term capital loss carry forward of $4,501,821.

9.	Subsequent Events

On March 31, 2020, the Fund completed its next quarterly repurchase event. Shares totaling 127,161, or 1% of the Fund, were repurchased at a value of $737,151.

Subsequent to February 29, 2020, the COVID-19 outbreak was declared a pandemic by the World Health Organization. The situation is dynamic with various cities and countries around the world responding in different ways to address the outbreak. Meaningful direct and indirect effects are developing particularly with companies in which we invest. We will monitor the impact COVID-19 has on their securities valuations and reflect the consequences as appropriate in our accounting and reporting.

Shareholder Report Disclosure of Trustee’s Approval for Advisory Fee Reduction

Approval of Amendment to the Fee Schedule of the Advisory Agreement

At a meeting held on February 11-12, 2020, the Board of Trustees (the “Board”) of BMO LGM Frontier Markets Equity Fund (the “Fund”), including the Trustees who are not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended, considered an amendment to the investment advisory agreement between the Fund and BMO Asset Management Corp. (the “Adviser”) to reflect an amended fee schedule. The contractual fee schedule for the Fund was proposed to be amended to reflect a reduced advisory fee for the Fund in an attempt to increase the ability of the Fund to compete in its highly competitive fund category. In approving the amended fee schedule, the Board took into consideration that the contractual fee to be paid to the Adviser by the Fund under the amended fee schedule would not be less advantageous to the Fund and its shareholders. In addition, the Board considered that the Adviser represented that the quality and quantity of services the Adviser provides to the Fund would not be affected by the change in fee schedule.

NOTES

NOTES

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contain facts concerning its objective and policies, management fees, expenses, and other information.

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the Fund’s Statement of Additional Information, which is available on the Fund’s website at http://www.bmofunds.com and on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-800-236-FUND (3863) and by accessing the SEC’s website at http://www.sec.gov.

Disclosure of Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year is included as an exhibit on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Shares of the Fund are not bank deposits or other obligations of, or issued, endorsed or guaranteed by, BMO Harris Bank, NA, or any of its affiliates. Shares of the Fund, like shares of all mutual funds, are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

BMO Funds U.S. Services P.O. Box 55931 Boston, MA 02205-5931

Contact us 1-800-236-FUND (3863) 414-287-8555

Learn more bmofunds.com

BMO Investment Distributors, LLC, Distributor

BMO Asset Management Corp., Investment Adviser

Investment products are: NOT FDIC INSURED — NO BANK GUARANTEE — MAY LOSE VALUE.

© 2020 BMO Financial Corp. (9/20)

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

				(d) Maximum
			(c) Total Number of	Number of Shares
			Shares Purchased as	that May Yet Be
			Part of Publicly	Purchased Under
	(a) Total Number of	(b) Average Price	Announced Plans or	the Plans or
Period	Shares Purchased	Paid Per Share	Programs	Programs
Sep. 1-31, 2019	331,868.292	8.35	0	0
Oct. 1-31, 2019	0	0	0	0
Nov. 1-30, 2019	0	0	0	0
Dec. 1-31, 2019	1,707,478.344	8.48	0	0
Jan. 1-31, 2020	0	0	0	0
Feb. 1-28, 2020	0	0	0	0
Total	2,039,346.636	-	0	0

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)The Registrant's principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service providers.

(b)There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13. Exhibits.

(a) (1) Not applicable to semi-annual reports.

(a)(2) Certifications required pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3) Not applicable. (a)(4) Not applicable.

(b)Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMO LGM Frontier Markets Equity Fund

By: /s/ John M. Blaser

John M. Blaser

President

Date: May 6, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ John M.Blaser John M. Blaser President

(Principal Executive Officer)

Date: May 6, 2020

By: /s/ Timothy M. Bonin Timothy M. Bonin Treasurer

(Principal Financial Officer)

Date: May 6, 2020